Summary of Accrued and Other Current Liabilities (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Accrued accounting and professional services costs	$ 2,183,090	$ 2,419,829	$ 1,511,889
Sales tax payable	482,256	452,508	314,873
Accrued legal costs	153,884	315,764	2,694,439
Excise tax payable	223,717	223,717	223,717
Accrued payroll and benefit costs	182,887	207,970	185,504
Accrued streaming service costs	48,698	51,308	37,765
Accrued subscription costs	53,737	46,759	22,110
Deposits			54,102
Other current liabilities		173,163	149,841
Total accrued expenses and other current liabilities	$ 3,995,488	$ 3,891,018	$ 5,194,240